Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, Par or Stated Value Per Share	$ 0.01	$ 0.01
Ordinary shares, Shares Authorized	50,000,000	50,000,000
Ordinary shares, Shares, Issued	11,100,453	11,100,453
Ordinary shares, Shares, Outstanding	11,100,453	11,100,453